Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	NEW COVENANT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001070222
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2012
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCGFX
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCICX
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBGX
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBIX

New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund
NEW COVENANT GROWTH FUND
Investment Objective
The Fund's investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	New Covenant Growth Fund
Management Fees	0.62%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.13%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
New Covenant Growth Fund	115	359	622	1,375

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks of companies that the
Fund's portfolio managers believe have long-term growth potential.

The Fund makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund
does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the
Mission Responsibility Through Investment Committee Guidelines. The Fund also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the Fund's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the
Fund's assets among multiple sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The Fund adheres to the social-witness principles through the use of
Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other
Sub-Advisers. Such other Sub-Advisers provide model portfolios to the Fund on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for a portion of the Fund that represents the aggregation of the model portfolios it receives from certain other Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of conforming the Fund's securities transactions to the social-witness principles. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management, costs management and efficient tax management.

On occasion, up to 20% of the Fund's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

The remainder of the Fund's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a better value.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Stock Market Risk - Prices of securities held by the Fund may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Fund.

Social-Witness Principles Risk - The Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Small Company Risk - Smaller companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group.
Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

Foreign Securities Risk - The performance of the Fund's investments in non-U.S.
companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which
U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

The Fund may be appropriate for investors who are looking for capital appreciation as compared to current income; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary substantially from year to year; and have a long-term investment horizon.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Best Quarter: 16.23% (06/30/09) Worst Quarter: -22.56% (12/31/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 15.11%.
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns	Label		1 Year	5 Years	10 Years
New Covenant Growth Fund	Fund Return Before Taxes		(3.02%)	(1.94%)	2.08%
New Covenant Growth Fund After Taxes on Distributions	Fund Return After Taxes on Distributions		(3.36%)	(2.61%)	1.64%
New Covenant Growth Fund After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares		(1.96%)	(2.00%)	1.54%
New Covenant Growth Fund Russell 1000® Index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%	(0.02%)	3.34%
New Covenant Growth Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%	(0.25%)	2.92%
New Covenant Growth Fund Blended 80% Russell 1000® Index/20% MSCI ACWI ex-U.S. Index	Blended 80% Russell 1000® Index/20% MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		(1.69%)	(0.53%)	3.99%
New Covenant Growth Fund Blended 80% S&P 500® Index/20% MSCI ACWI ex-U.S. Index	Blended 80% S&P 500® Index/20% MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		(1.13%)	(0.62%)	3.74%
[1]	The Fund has changed its primary benchmark from the S&P 500® Index to the Russell 1000® Index because the Adviser and Sub-Advisers believe that the Russell 1000® Index is more representative of the type of securities in which the Fund invests.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW COVENANT GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks of companies that the
Fund's portfolio managers believe have long-term growth potential.

The Fund makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund
does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the
Mission Responsibility Through Investment Committee Guidelines. The Fund also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the Fund's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the
Fund's assets among multiple sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The Fund adheres to the social-witness principles through the use of
Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other
Sub-Advisers. Such other Sub-Advisers provide model portfolios to the Fund on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for a portion of the Fund that represents the aggregation of the model portfolios it receives from certain other Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of conforming the Fund's securities transactions to the social-witness principles. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management, costs management and efficient tax management.

On occasion, up to 20% of the Fund's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

The remainder of the Fund's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a
		better value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Stock Market Risk - Prices of securities held by the Fund may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Fund.

Social-Witness Principles Risk - The Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Small Company Risk - Smaller companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group.
Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

Foreign Securities Risk - The performance of the Fund's investments in non-U.S.
companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which
U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

The Fund may be appropriate for investors who are looking for capital appreciation as compared to current income; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary substantially from year to
		year; and have a long-term investment horizon.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-835-4531
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.23% (06/30/09) Worst Quarter: -22.56% (12/31/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 15.11%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500® Index to the Russell 1000® Index because the Adviser and Sub-Advisers believe that the Russell 1000® Index is more representative of the type of securities in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | Blended 80% Russell 1000® Index/20% MSCI ACWI ex-U.S. Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 80% Russell 1000® Index/20% MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	3.99%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | Blended 80% S&P 500® Index/20% MSCI ACWI ex-U.S. Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 80% S&P 500® Index/20% MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	3.74%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2002	rr_AnnualReturn2002	(21.97%)
Annual Return 2003	rr_AnnualReturn2003	28.84%
Annual Return 2004	rr_AnnualReturn2004	9.74%
Annual Return 2005	rr_AnnualReturn2005	8.27%
Annual Return 2006	rr_AnnualReturn2006	13.42%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	(38.93%)
Annual Return 2009	rr_AnnualReturn2009	27.77%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2011	rr_AnnualReturn2011	(3.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	(1.94%)
10 Years	rr_AverageAnnualReturnYear10	2.08%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	(2.61%)
10 Years	rr_AverageAnnualReturnYear10	1.64%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
10 Years	rr_AverageAnnualReturnYear10	1.54%

[1]	The Fund has changed its primary benchmark from the S&P 500® Index to the Russell 1000® Index because the Adviser and Sub-Advisers believe that the Russell 1000® Index is more representative of the type of securities in which the Fund invests.

New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund
NEW COVENANT INCOME FUND
Investment Objective
The Fund's investment objective is a high level of current income with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	New Covenant Income Fund
Management Fees	0.42%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
New Covenant Income Fund	95	296	515	1,143

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 95%
of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The Fund makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund
does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as
brought forth by the Mission Responsibility Through Investment Committee
Guidelines. The Fund also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The Fund invests in corporate bonds. The Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"),
which are supported by the right of the issuer to borrow from the U.S. Treasury.
The Fund may also invest in bonds of international corporations or foreign governments. In addition, the Fund invests in mortgage-backed and asset-backed securities.

At least 65% of the Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Fund will attempt to maintain an overall credit quality rating of AA or higher. The Fund may invest in unrated equivalents that may be considered to be investment grade. The Fund may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

Up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may also invest up to 40% of its net assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets. Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the Fund's assets among multiple Sub-Advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The Fund's average dollar-weighted maturity is expected to be approximately nine years. The Fund may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years. Duration reflects the change in the value of a fixed-income security that will result from a 1% change in interest rates. For example, a five year duration means a bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investments for the Fund, both foreign and domestic, are selected based on the following criteria:

- the use of interest-rate and yield-curve analyses;

- the use of credit analyses, which indicate a security's rating and potential for appreciation; and

- use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the Fund's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a better value.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Call Risk - Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Fund will suffer from having to reinvest in lower-yielding bonds.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

Prepayment Risk - Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Extension Risk - The Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Social-Witness Principles Risk - The Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Foreign Securities Risk - The performance of the Fund's investments in non-U.S.
companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which
U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Fund may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.

Below-Investment Grade Securities Risk - Below-investment grade securities
(commonly referred to as "junk") are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy. The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

Mortgage and Asset-Backed Securities Risk - The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected.
Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The Fund may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary from year to year; and prefer a relatively conservative investment for income.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Best Quarter: 6.19% (09/30/09) Worst Quarter: -6.57% (09/30/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 3.95%.
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
New Covenant Income Fund	Fund Return Before Taxes	5.32%	2.65%	3.59%
New Covenant Income Fund After Taxes on Distributions	Fund Return After Taxes on Distributions	4.19%	1.18%	1.97%
New Covenant Income Fund After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares	3.44%	1.38%	2.10%
New Covenant Income Fund Barclays Capital U.S. Intermediate Aggregate Bond Index	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	6.09%	5.39%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW COVENANT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is a high level of current income with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 95%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The Fund makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund
does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as
brought forth by the Mission Responsibility Through Investment Committee
Guidelines. The Fund also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The Fund invests in corporate bonds. The Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"),
which are supported by the right of the issuer to borrow from the U.S. Treasury.
The Fund may also invest in bonds of international corporations or foreign governments. In addition, the Fund invests in mortgage-backed and asset-backed securities.

At least 65% of the Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Fund will attempt to maintain an overall credit quality rating of AA or higher. The Fund may invest in unrated equivalents that may be considered to be investment grade. The Fund may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

Up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may also invest up to 40% of its net assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets. Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the Fund's assets among multiple Sub-Advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The Fund's average dollar-weighted maturity is expected to be approximately nine years. The Fund may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years. Duration reflects the change in the value of a fixed-income security that will result from a 1% change in interest rates. For example, a five year duration means a bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investments for the Fund, both foreign and domestic, are selected based on the following criteria:

- the use of interest-rate and yield-curve analyses;

- the use of credit analyses, which indicate a security's rating and potential for appreciation; and

- use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the Fund's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a
		better value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Call Risk - Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Fund will suffer from having to reinvest in lower-yielding bonds.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

Prepayment Risk - Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Extension Risk - The Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Social-Witness Principles Risk - The Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Foreign Securities Risk - The performance of the Fund's investments in non-U.S.
companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which
U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Fund may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.

Below-Investment Grade Securities Risk - Below-investment grade securities
(commonly referred to as "junk") are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy. The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

Mortgage and Asset-Backed Securities Risk - The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected.
Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The Fund may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary
		from year to year; and prefer a relatively conservative investment for income.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-835-4531
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.19% (09/30/09) Worst Quarter: -6.57% (09/30/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 3.95%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2002	rr_AnnualReturn2002	9.60%
Annual Return 2003	rr_AnnualReturn2003	3.62%
Annual Return 2004	rr_AnnualReturn2004	3.75%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	(14.61%)
Annual Return 2009	rr_AnnualReturn2009	12.81%
Annual Return 2010	rr_AnnualReturn2010	6.37%
Annual Return 2011	rr_AnnualReturn2011	5.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.57%)
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	3.59%
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	1.97%
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	2.10%

New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund
NEW COVENANT BALANCED GROWTH FUND
Investment Objective
The Fund's investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Growth Fund
Management Fees		none
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Acquired Fund Fees and Expenses (AFFE)		0.93%
Total Annual Fund Operating Expenses	[1]	1.25%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the Fund.

Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus)
because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
New Covenant Balanced Growth Fund	127	397	686	1,511

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Growth Fund.

Between 45% and 75% of the Fund's net assets (with a "neutral" position of approximately 60% of the Fund's net assets) are invested in shares of the Growth
Fund, with the balance of its assets invested in shares of the Income Fund.

The Fund will periodically rebalance its investments in the Growth Fund and the
Income Fund, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the Growth Fund and the Income Fund are taken into account. The allocation of investments made in the Growth Fund and the Income Fund varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the Fund is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the Growth Fund and the
Income Fund.

The Growth Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The Growth Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the Growth Fund's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the Growth Fund's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
Growth Fund's assets may be held in cash or cash equivalents.

The Income Fund invests in corporate bonds. The Income Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the
U.S. Treasury. The Income Fund may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the Income Fund invests in mortgage-backed and asset-backed securities. The Income Fund may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed-income securities of foreign issuers in any country, including developed or emerging markets. The remainder of the Income Fund's assets may be held in cash or cash equivalents.

At least 65% of the Income Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Income Fund will attempt to maintain an overall credit quality rating of AA or higher. The Income Fund may invest in unrated equivalents that may be considered to be investment grade. The Income Fund may invest up to
20% of its net assets in bonds that are rated below investment grade (junk bonds).

The Growth Fund and the Income Fund, in which the Fund invests, make investment decisions consistent with social-witness principles approved by the General
Assembly of the Presbyterian Church (U.S.A.). The Growth Fund and the Income
Fund do not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as
brought forth by the Mission Responsibility Through Investment Committee
Guidelines. The Growth Fund and the Income Fund also do not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the Fund's assets may be held in cash or cash equivalents.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Stock Market Risk - Prices of securities held by the Growth Fund in which the
Fund invests may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Fund.

Social-Witness Principles Risk - The Growth Fund and Income Fund in which the
Fund invests may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Small Company Risk - Smaller companies in which the Growth Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

Foreign Securities Risk - The performance of the Growth Fund's and Income Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

Call Risk - Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Growth Fund or Income Fund will suffer from having to reinvest in lower-yielding bonds.

Prepayment Risk - Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Growth Fund or Income Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Extension Risk - The Income Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Income
Fund may exhibit additional volatility.

Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Growth Fund and Income
Fund may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S.
Government in some other way.

Rebalancing Risk - Rebalancing activities, while undertaken to maintain the
Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Below-Investment Grade Securities Risk - Below investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

Mortgage and Asset-Backed Securities Risk - The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Income
Fund would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The Fund may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Best Quarter: 11.83% (06/30/09) Worst Quarter: -15.80% (12/31/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 10.57%.
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns	Label		1 Year	5 Years	10 Years
New Covenant Balanced Growth Fund	Fund Return Before Taxes		0.28%	0.09%	2.95%
New Covenant Balanced Growth Fund After Taxes on Distributions	Fund Return After Taxes on Distributions		(0.28%)	(0.67%)	2.20%
New Covenant Balanced Growth Fund After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares		0.18%	(0.38%)	2.08%
New Covenant Balanced Growth Fund Russell 1000® Index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%	(0.02%)	3.34%
New Covenant Balanced Growth Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%	(0.25%)	2.92%
New Covenant Balanced Growth Fund Barclays Capital U.S. Intermediate Aggregate Bond Index	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.97%	6.09%	5.39%
New Covenant Balanced Growth Fund Blended 60% Russell 1000® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index	Blended 60% Russell 1000® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		3.58%	2.84%	4.51%
New Covenant Balanced Growth Fund Blended 60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index	Blended 60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		3.93%	2.68%	4.24%
[1]	The Fund has changed one of its primary benchmarks from the S&P 500® Index to the Russell 1000® Index in connection with the corresponding change to the Growth Fund's primary benchmark.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW COVENANT BALANCED GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the Fund.
Operating Expense, Closing	ck0001070222_ExpenseClosingTextBlock	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus)
because the financial statements include only the direct operating expenses
		incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Growth Fund.

Between 45% and 75% of the Fund's net assets (with a "neutral" position of approximately 60% of the Fund's net assets) are invested in shares of the Growth
Fund, with the balance of its assets invested in shares of the Income Fund.

The Fund will periodically rebalance its investments in the Growth Fund and the
Income Fund, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the Growth Fund and the Income Fund are taken into account. The allocation of investments made in the Growth Fund and the Income Fund varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the Fund is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the Growth Fund and the
Income Fund.

The Growth Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The Growth Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the Growth Fund's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the Growth Fund's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
Growth Fund's assets may be held in cash or cash equivalents.

The Income Fund invests in corporate bonds. The Income Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the
U.S. Treasury. The Income Fund may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the Income Fund invests in mortgage-backed and asset-backed securities. The Income Fund may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed-income securities of foreign issuers in any country, including developed or emerging markets. The remainder of the Income Fund's assets may be held in cash or cash equivalents.

At least 65% of the Income Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Income Fund will attempt to maintain an overall credit quality rating of AA or higher. The Income Fund may invest in unrated equivalents that may be considered to be investment grade. The Income Fund may invest up to
20% of its net assets in bonds that are rated below investment grade (junk bonds).

The Growth Fund and the Income Fund, in which the Fund invests, make investment decisions consistent with social-witness principles approved by the General
Assembly of the Presbyterian Church (U.S.A.). The Growth Fund and the Income
Fund do not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as
brought forth by the Mission Responsibility Through Investment Committee
Guidelines. The Growth Fund and the Income Fund also do not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the Fund's assets may be held in cash or
		cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Stock Market Risk - Prices of securities held by the Growth Fund in which the
Fund invests may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Fund.

Social-Witness Principles Risk - The Growth Fund and Income Fund in which the
Fund invests may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Small Company Risk - Smaller companies in which the Growth Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

Foreign Securities Risk - The performance of the Growth Fund's and Income Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

Call Risk - Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Growth Fund or Income Fund will suffer from having to reinvest in lower-yielding bonds.

Prepayment Risk - Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Growth Fund or Income Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Extension Risk - The Income Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Income
Fund may exhibit additional volatility.

Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Growth Fund and Income
Fund may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S.
Government in some other way.

Rebalancing Risk - Rebalancing activities, while undertaken to maintain the
Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Below-Investment Grade Securities Risk - Below investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

Mortgage and Asset-Backed Securities Risk - The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Income
Fund would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The Fund may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that will
		vary from year to year; and have a longer-term investment horizon.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-835-4531
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 11.83% (06/30/09) Worst Quarter: -15.80% (12/31/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 10.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed one of its primary benchmarks from the S&P 500® Index to the Russell 1000® Index in connection with the corresponding change to the Growth Fund's primary benchmark.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | Blended 60% Russell 1000® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 60% Russell 1000® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	4.51%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | Blended 60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	4.24%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2002	rr_AnnualReturn2002	(9.87%)
Annual Return 2003	rr_AnnualReturn2003	18.62%
Annual Return 2004	rr_AnnualReturn2004	7.31%
Annual Return 2005	rr_AnnualReturn2005	5.76%
Annual Return 2006	rr_AnnualReturn2006	9.73%
Annual Return 2007	rr_AnnualReturn2007	5.58%
Annual Return 2008	rr_AnnualReturn2008	(29.86%)
Annual Return 2009	rr_AnnualReturn2009	21.66%
Annual Return 2010	rr_AnnualReturn2010	11.19%
Annual Return 2011	rr_AnnualReturn2011	0.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.80%)
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	2.95%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	2.20%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
10 Years	rr_AverageAnnualReturnYear10	2.08%

[1]	The Fund has changed one of its primary benchmarks from the S&P 500® Index to the Russell 1000® Index in connection with the corresponding change to the Growth Fund's primary benchmark.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the Fund.

New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund
NEW COVENANT BALANCED INCOME FUND
Investment Objective
The Fund's investment objective is to produce current income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Income Fund
Management Fees		none
Distribution (12b-1) Fees		none
Other Expenses		0.34%
Acquired Fund Fees and Expenses (AFFE)		0.88%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the Fund.

Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus)
because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
New Covenant Balanced Income Fund	124	387	670	1,477

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Income Fund.

Between 50% and 75% of the Fund's net assets (with a "neutral" position of approximately 65%) are invested in shares of the Income Fund, with the balance of its net assets invested in shares of the Growth Fund.

The Fund will periodically rebalance its investments in the Growth Fund and the
Income Fund, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the Growth Fund and the Income Fund are taken into account. The allocation of investments made in the Growth Fund and the Income Fund varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the Fund is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the Growth Fund and the
Income Fund.

The Income Fund invests in corporate bonds. The Income Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Income Fund may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the
Income Fund invests in mortgage-backed and asset-backed securities. The Income
Fund may also invest up to 20% of its net assets in commercial paper and up to
40% of its net assets in fixed-income securities of foreign issuers in any country including developed or emerging markets. The remainder of the Income
Fund's assets may be held in cash or cash equivalents.

At least 65% of the Income Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Income Fund will attempt to maintain an overall credit quality rating of AA or higher. The Income Fund may invest in unrated equivalents that may be considered to be investment grade. The Income Fund may invest up to
20% of its net assets in bonds that are rated below investment grade (junk bonds).

The Growth Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The Growth Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the Growth Fund's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the Growth Fund's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
Growth Fund's assets may be held in cash or cash equivalents.

The Growth Fund and the Income Fund, in which the Fund invests, make investment decisions consistent with social-witness principles approved by the General
Assembly of the Presbyterian Church (U.S.A.). The Growth Fund and the Income
Fund do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the
Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility
Through Investment Committee Guidelines. The Growth Fund and the Income
Fund  also do not invest in certain other companies that have derived 25% or more of the company's revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the Fund's assets may be held in cash or cash equivalents.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Call Risk - Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Income Fund will suffer from having to reinvest in lower-yielding bonds.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

Prepayment Risk - Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Income Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Extension Risk - The Income Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Income
Fund may exhibit additional volatility.

Social-Witness Principles Risk - The Growth Fund and the Income Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Foreign Securities Risk - The performance of the Growth Fund's and the Income
Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Stock Market Risk - Prices of securities held by the Growth Fund and the Income
Fund may fall due to various conditions or circumstances that may be unpredictable.
The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Fund.

Small Company Risk - Smaller companies in which the Growth Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Growth Fund and the
Income Fund may invest are backed by the full faith and credit of the U.S.
Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S.
Government in some other way.

Rebalancing Risk - Rebalancing activities, while undertaken to maintain the
Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Below-Investment Grade Securities Risk - Below-investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

Mortgage and Asset-Backed Securities Risk - The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Income Fund would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The Fund may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Best Quarter: 9.08% (06/30/09) Worst Quarter: -11.54% (12/31/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 7.95%.
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns	Label		1 Year	5 Years	10 Years
New Covenant Balanced Income Fund	Fund Return Before Taxes		2.04%	1.08%	3.24%
New Covenant Balanced Income Fund After Taxes on Distributions	Fund Return After Taxes on Distributions		1.30%	0.14%	2.23%
New Covenant Balanced Income Fund After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares		1.32%	0.36%	2.18%
New Covenant Balanced Income Fund Russell 1000® Index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%	(0.02%)	3.34%
New Covenant Balanced Income Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%	(0.25%)	2.92%
New Covenant Balanced Income Fund Barclays Capital U.S. Intermediate Aggregate Bond Index	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.97%	6.09%	5.39%
New Covenant Balanced Income Fund Blended 35% Russell 1000® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index	Blended 35% Russell 1000® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.69%	4.35%	5.00%
New Covenant Balanced Income Fund Blended 35% S&P 500® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index	Blended 35% S&P 500® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.88%	4.25%	4.84%
[1]	The Fund has changed one of its primary benchmarks from the S&P 500® Index to the Russell 1000® Index in connection with the corresponding change to the Growth Fund's primary benchmark.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW COVENANT BALANCED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to produce current income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the Fund.
Operating Expense, Closing	ck0001070222_ExpenseClosingTextBlock	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus)
because the financial statements include only the direct operating expenses
		incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Income Fund.

Between 50% and 75% of the Fund's net assets (with a "neutral" position of approximately 65%) are invested in shares of the Income Fund, with the balance of its net assets invested in shares of the Growth Fund.

The Fund will periodically rebalance its investments in the Growth Fund and the
Income Fund, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the Growth Fund and the Income Fund are taken into account. The allocation of investments made in the Growth Fund and the Income Fund varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the Fund is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the Growth Fund and the
Income Fund.

The Income Fund invests in corporate bonds. The Income Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Income Fund may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the
Income Fund invests in mortgage-backed and asset-backed securities. The Income
Fund may also invest up to 20% of its net assets in commercial paper and up to
40% of its net assets in fixed-income securities of foreign issuers in any country including developed or emerging markets. The remainder of the Income
Fund's assets may be held in cash or cash equivalents.

At least 65% of the Income Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Income Fund will attempt to maintain an overall credit quality rating of AA or higher. The Income Fund may invest in unrated equivalents that may be considered to be investment grade. The Income Fund may invest up to
20% of its net assets in bonds that are rated below investment grade (junk bonds).

The Growth Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The Growth Fund generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the Growth Fund's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the Growth Fund's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
Growth Fund's assets may be held in cash or cash equivalents.

The Growth Fund and the Income Fund, in which the Fund invests, make investment decisions consistent with social-witness principles approved by the General
Assembly of the Presbyterian Church (U.S.A.). The Growth Fund and the Income
Fund do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the
Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility
Through Investment Committee Guidelines. The Growth Fund and the Income
Fund  also do not invest in certain other companies that have derived 25% or more of the company's revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the Fund's assets
		may be held in cash or cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
The following principal risks could affect the value of your investment:

Interest Rate Risk - The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

Call Risk - Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Income Fund will suffer from having to reinvest in lower-yielding bonds.

Credit Risk - An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

Prepayment Risk - Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Income Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Extension Risk - The Income Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Income
Fund may exhibit additional volatility.

Social-Witness Principles Risk - The Growth Fund and the Income Fund may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Foreign Securities Risk - The performance of the Growth Fund's and the Income
Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging Markets Risk - Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Stock Market Risk - Prices of securities held by the Growth Fund and the Income
Fund may fall due to various conditions or circumstances that may be unpredictable.
The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Fund.

Small Company Risk - Smaller companies in which the Growth Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Growth Fund and the
Income Fund may invest are backed by the full faith and credit of the U.S.
Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S.
Government in some other way.

Rebalancing Risk - Rebalancing activities, while undertaken to maintain the
Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Below-Investment Grade Securities Risk - Below-investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

Mortgage and Asset-Backed Securities Risk - The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Income Fund would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The Fund may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; and have
		a longer-term investment horizon.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-835-4531
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.08% (06/30/09) Worst Quarter: -11.54% (12/31/08) The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012 was 7.95%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed one of its primary benchmarks from the S&P 500® Index to the Russell 1000® Index in connection with the corresponding change to the Growth Fund's primary benchmark.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | Blended 35% Russell 1000® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 35% Russell 1000® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	5.00%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | Blended 35% S&P 500® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 35% S&P 500® Index/65% Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	4.84%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2002	rr_AnnualReturn2002	(1.99%)
Annual Return 2003	rr_AnnualReturn2003	12.33%
Annual Return 2004	rr_AnnualReturn2004	5.89%
Annual Return 2005	rr_AnnualReturn2005	4.22%
Annual Return 2006	rr_AnnualReturn2006	7.37%
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(23.69%)
Annual Return 2009	rr_AnnualReturn2009	17.71%
Annual Return 2010	rr_AnnualReturn2010	9.02%
Annual Return 2011	rr_AnnualReturn2011	2.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (pre-tax) from January 1, 2012 to September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.54%)
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	3.24%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	2.23%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	2.18%

[1]	The Fund has changed one of its primary benchmarks from the S&P 500® Index to the Russell 1000® Index in connection with the corresponding change to the Growth Fund's primary benchmark.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the Fund.